ACQUIRED INTANGIBLE ASSETS, NET - Acquired Intangible Assets, Net (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Customer lists and relationships [Member] USD ($)	Dec. 31, 2012 Customer lists and relationships [Member] CNY	Dec. 31, 2011 Customer lists and relationships [Member] CNY	Dec. 31, 2012 Completed technology [Member] USD ($)	Dec. 31, 2012 Completed technology [Member] CNY	Dec. 31, 2011 Completed technology [Member] CNY	Dec. 31, 2012 Purchased software for internal use [Member] USD ($)	Dec. 31, 2012 Purchased software for internal use [Member] CNY	Dec. 31, 2011 Purchased software for internal use [Member] CNY	Dec. 31, 2012 Land use right [Member] USD ($)	Dec. 31, 2012 Land use right [Member] CNY	Dec. 31, 2011 Land use right [Member] CNY
Acquired Finite-Lived Intangible Assets [Line Items]
Completed technology	$ 4,763,000	29,677,000	59,833,000	$ 984,000	6,131,000	6,131,000	$ 843,000	5,251,000	5,251,000	$ 2,760,000	17,200,000	17,200,000	$ 176,000	1,095,000	31,251,000
Less: Accumulated amortization	(4,609,000)	(28,715,000)	(30,575,000)
Acquired intangible assets, net	$ 154,000	962,000	29,258,000